Share capital and other equity instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share capital and other equity instruments

19. Share capital and other equity instruments

a) Share capital

Authorized and without par value

Common shares: unlimited number authorized, participating, carrying one vote per share, entitled to dividends.

Preferred shares: unlimited number authorized, issuable in one or more series.

-
Series A preferred shares: unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.

Changes in the issued and outstanding common shares during the year ended December 31, 2021 and 2020 were as follows:

		2021		2020
	Number	Amount	Number	Amount
Balance - beginning of year	29,943,839	$977,261	23,313,164	$932,951
Issued to acquire assets	—	—	299,141	4,681
Exercise of stock options (note 19b)	—	—	5,391	167
Exercise of pre-funded warrants (note 19c)	—	—	557,894	2,624
Shares issued pursuant to a restricted share units plan (note 19b)	144	—	10,355	9,764
Shares issued for cash	—	—	5,757,894	27,074
Shares issued upon conversion of debt	1,098,577	2,588	—	—
Balance - end of year	31,042,560	$979,849	29,943,839	$977,261

2021

On October 20, 2021, the Company exercised its right to convert, the entirety of its secured convertible debt (note 17) into 1,098,577 of its common shares.

2020

On January 29, 2020, the Company issued 96,833 common shares as a consideration for the final payment for a license acquired in January 2018. This transaction was accounted for as an extinguishment of the license acquisition payment obligation and the difference between the carrying value of the liability of $1,319 and the amount recorded for the shares issued of $1,240, which were valued at the market price of the shares on their date of issuance, was recorded as a gain on extinguishment of liabilities of $79 during the year ended December 31, 2020.

On July 17, 2020 the Company issued 202,308 common shares in payment for the acquisition of Fairhaven, which has been accounted for as an asset acquisition (note 5). The common shares issued were valued at the market price of the shares, on their date of issuance for an aggregate value of $3,441.

On November 3, 2020, the Company completed a private placement for a total gross proceed of $39,960 in exchange for the issuance of 5,757,894 common shares, 557,894 prefunded warrants (note 19c) and 6,315,788 warrants (note 16, 19c). SALP’s participation in the private placement was for gross proceeds of $19,980.

The total gross proceeds were allocated to the warrant liability based on its fair value of $10,263 on that date with the residual value being allocated between the common shares and the pre‑funded warrants. The value attributed to the common share was $27,074. The total transaction costs of $2,755 were allocated to the three instruments issued based on their relative fair values. The amount allocated to the common shares and the pre-funded warrants, of $2,048, was recognized in the deficit.

On December 30, 2020, the 557,894 pre-funded warrants were exercised resulting in the issuance of 557,894 common shares and the receipt of $1 in cash. An amount of $2,623 was reclassified from warrants to common shares.

2019

On February 25 and 27, 2019, the Company issued a total of 1,472 common shares in payment for amounts due to certain suppliers. This transaction was accounted for as an extinguishment of liabilities and the difference between the carrying value of the accounts payable of $465 and the amount recorded for the shares issued of $545, which were valued at the market price of the shares on their date of issuance, was recorded as a loss on extinguishment of liabilities of $80 (note 17).

As part of the settlement agreement concluded in April 2019 with the former CEO of the Company, common shares held in escrow as security for a share purchase loan of $400 to the former CEO were released and the loan extinguished in exchange for the receipt of a payment of $137, representing the fair value of the shares at the time of the settlement.

In May 2019, the Company announced a Rights Offering to the holders of its common shares at the close of business on May 21, 2019 to subscribe for up to 20 additional common shares, for each share they held, for a subscription price rounded to the nearest two decimals of $15.21 per common share. The Right Offering was subject to a proration to ensure that no more than $75,000 was raised. In June 2019, the Company issued 2,592,628 common shares for gross proceeds of $39,434 as part of the Right Offerings less transactions costs of $271 recorded in deficit, for total net proceeds of $39,163.

b) Contributed surplus (Share-based payments)

Stock options

The Company has established a stock option plan for its directors, officers, employees and service providers. The plan provides that the aggregate number of shares reserved for issuance at any time under the plan may not exceed 3,749,714 common shares and the maximum number of common shares, which may be reserved for issuance to any individual, may not exceed 5% of the outstanding common shares. The stock options issued under the plan may be exercised over a period not exceeding ten years from the date they were granted. Most of the stock options outstanding have a contractual life of 10 years.

The vesting period of the stock options varies from immediate vesting to vesting over a period not exceeding six years, most of them vesting over four years. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. The vesting conditions are established by the Board of Directors on the grant date. The exercise price is based on the weighted average share price for the five business days prior to the grant.

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2021 and 2020 were as follows:

		2021		2020		2019
		Weighted		Weighted		Weighted
		average		average		average
		exercise price		exercise price		exercise price
	Number	($)	Number	($)	Number	($)
Balance - beginning of year	2,485,555	$18.70	2,209,864	$38.72	21,625	$1,464.49
Granted	—	—	436,570	14.06	2,218,810	33.13
Forfeited	(1,321,651)	14.34	(153,982)	19.33	(16,774)	159.61
Exercised	—	—	(5,391)	15.21	—	—
Cancelled	—	—	—	—	(11,713)	1,237.94
Expired	(136,126)	40.70	(1,506)	2,462.46	(2,084)	1,176.20
Repriced - options before repricing	—	—	(1,929,685)	35.14	—	—
Repriced - options after repricing	—	—	1,929,685	15.21	—	—
Balance - end of year	1,027,778	$21.39	2,485,555	$18.70	2,209,864	$38.72

For options having a USD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2021 and 2020 were as follows:

		2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of year	305,000	$4.70	—	$—
Granted	492,000	2.80	305,000	4.70
Forfeited	(38,000)	4.10	—	—
Expired	(10,000)	4.27	—	—
Balance - end of year	749,000	$3.49	305,000	$4.70

2021

In January 2021, 40,000 stock options having an exercise price of USD 5.34, of which 20,000 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In June 2021, 50,000 stock options having an exercise price of USD 4.09, of which 25,000 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In July 2021, 50,000 stock options having an exercise price of USD 3.93, of which 12,500 stock options vested on October 1, 2021 and the remaining stock options vest over a period up to one year, were issued to members of the Board of Directors. In October 2021, 352,000 stock options, having an exercise price of USD 2.17 and vesting over a period of up to four years, were issued to employees.

2020

In March 2020, Liminal’s board of directors approved a plan to reduce the exercise price of the stock options issued in June 2019, held by active employees and directors at the time of the repricing. On May 26, 2020, a revised exercise price, pending approval, of $15.21 was determined, changing the exercise price to the higher of (i) $15.21 and (ii) the five trading-day VWAP of Liminal common shares on the repricing date. On June 8, 2020, the repricing of 1,929,685 of the outstanding stock options having exercise prices of $27.00 and $36.00 to the revised exercise price was approved at the Company’s annual shareholder meeting.

Although the stock options were not repriced until May 26 2020, management concluded that the service period for employees and directors to earn the modified awards had commenced from the date the Company informed the holders of these stock options of the repricing proposal and the expense resulting from the repricing plan should be recognized starting from that date. Using the revised exercise price of $15.21, the Company calculated the final incremental fair value of the repricing on the grant date of May 26, 2020 to be $3,000. This incremental fair-value will be amortized from the services commencement date of March 25 over the remaining vesting period of the repriced options. The incremental grant date fair value of the repriced options was estimated based on the Black-Scholes option-pricing model calculated before and after the effect of the repricing. The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

In June 2020, 436,570 stock options, having an exercise price of $14.06 and vesting over a period of up to four years, were issued to employees and directors. In October 2020, 20,000 stock options, having an exercise price of US$10.80 and vesting over a period of three years were issued to a new director. In December 2020, 285,000 stock options having an exercise price of US$4.27, of which 95,000 stock options vested immediately and the remaining stock options vest over a period up to three years, were issued to key management.

During the year ended December 31, 2020, 5,391 stock options were exercised resulting in cash proceeds of $82 and a transfer from contributed surplus to share capital of $85. The weighted average share price on the date of exercise of the stock options during the year ended December 31, 2020 was $18.47.

2019

On January 24, 2019, 1,622 stock options were granted at an exercise price of $300.00 and vesting on December 31, 2019. On June 4, 2019, 1,794,224 stock options were granted to management at a strike price of $36.00 of which 248,825 stock options vested immediately and the remaining vest over a period up to six years. On June 19, 2019, 251,714 stock options were issued at a strike price of $27.00 of which 60,717 stock options vested immediately and the remaining vest over a period up to four years. On September 3, 2019, 71,250 stock options were issued at a strike price of $11.99 and on December 3, 2019, 100,000 stock options were issued at a strike price of $7.86, both of these grants having a vesting period of up to four years. The weighted average grant date fair value of the stock options issued in 2019 was $12.74.

In June and August 2019, the Company cancelled the options that were issued prior to June 2019, as the exercise price of these options were so above the market price at the time, that it was highly unlikely that they would ever be exercised. In compensation for their agreement to the cancellation, key management and employees, received the new options granted to them in June 2019 discussed above. Consequently, 11,084 stock options with a weighted average exercise price of $1,256.73 were cancelled. There was no exercise of stock options in 2019.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Expected dividend rate	—	—	—
Expected volatility of share price	115.0%	100.5%	45.0%
Risk-free interest rate	1.21%	0.5%	1.4%
Expected life in years	6.7	6.7	7.2
Weighted average grant date fair value	$2.85	$8.66	$12.74

At December 31, 2021, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$7.86-$11.99	30,000	7.7	$11.99	16,875	$11.99
$14.06	141,650	8.4	14.06	78,112	14.06
$15.21	800,778	7.4	15.21	522,862	15.21
$27.00-$2,220.00	55,350	7.3	134.61	54,985	130.88
	1,027,778	7.6	$21.39	672,834	$24.45
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$2.17	349,000	9.8	$2.17	—	$—
$3.93-$5.34	380,000	9.1	4.31	192,500	4.34
$10.80	20,000	8.8	10.80	6,666	10.80
	749,000	9.4	$3.49	199,166	$4.55

A share-based payment compensation expense of $4,252 was recorded for the stock options for the year ended December 31, 2021 ($6,169 and $12,212 for the year ended December 31, 2020 and 2019 respectively).

Restricted share units

The Company has established an equity-settled RSU plan for executive officers of the Company, as part of its incentive program designed to align the interests of its executives with those of its shareholders, and in accordance with its long-term incentive plan. The vesting conditions are established by the Board of Directors on the grant date. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. Each vested RSU gives the right to receive a common share. There have been no RSU grants since 2018 and all the RSU that were earned have since been settled.

Changes in the number of RSU outstanding during the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Balance - beginning of year	4,216	17,565	18,299
Granted	—	—	12,564
Forfeited	(48)	(46)	(409)
Released	(144)	(10,355)	—
Paid in cash	(4,024)	(2,948)	(8,396)
Cancelled	—	—	(4,493)
Balance - end of year	—	4,216	17,565

2021

There was $nil share-based payment compensation expense recorded in regards to the RSU during the year ended December 31, 2021.

During the year ended December 31, 2021, 4,024 RSU were paid in cash resulting in a reduction to contributed surplus of $20.

2020

During the year ended December 31, 2020, 2,948 RSU were paid in cash resulting in a reduction to contributed surplus of $40. As at December 31, 2020, all 4,216 outstanding RSU were vested. A share-based payment compensation expense of $65 was recorded during the year ended December 31, 2020.

2019

On January 31, 2019, the Company granted 12,564 RSU at a grant price of $300.00 and a one-year vesting period. On May 30, 2019, the Company decided to vest the 12,564 RSU and the employees were given the choice to receive the then current value of the shares in cash or to receive the shares at a later date. As a result, 8,396 RSU were released and paid in cash resulting in a reduction to contributed surplus of $421.

On May 7, 2019 the 12,886 performance based RSU pertaining to the “2017-2019” cycle and the “2018-2020” cycle were modified by removing the performance conditions and converting them into time-vesting RSU. The quantity modified into time-vesting units was equivalent to the 100% achievement range whereby in the past, the outcome of the performance conditions could go from zero to 150%. Historically, the Company has always reported the quantity of RSU outstanding as the maximum number of shares that could be issued under the plan. This change resulted in the cancellation of 4,305 units.

At December 31, 2019, 13,262 vested RSU and 4,303 unvested RSU were outstanding. Share-based payments compensation expense of $9,818 was recorded during the year ended December 31, 2019.

Share-based payments expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019 as indicated in the following table:

	2021	2020	2019
Administration expenses	$3,760	$3,248	$14,315
Research and development expenses	936	2,430	2,836
Loss from discontinued operations	(444)	556	4,879
	$4,252	$6,234	$22,030

c) Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - end of year	172,735	$84.33	172,735	$84.33

The following table presents the changes in the number of warrants outstanding with an exercise price in USD during the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance of warrants - beginning of year	7,894,734	$5.50	—	$—
Issued for cash	—	—	6,873,682	5.05
Issued for no consideration	—	—	1,578,946	5.50
Exercised	—	—	(557,894)	—
Balance of warrants - end of year	7,894,734	$5.50	7,894,734	$5.50

The 7,894,734 warrants shown in the table above, are those accounted for as a warrant liability (note 16) and are included in this note in order that all the outstanding warrants are presented in aggregate in the tables above.

2020

As a consideration to the private placement on November 3, 2020 (note 19a), the Company issued 6,315,788 warrants and 557,894 pre-funded warrants. The gross proceeds allocated to the pre-funded warrants was $2,623. The pre-funded warrants exercise price was US$0.001 and a term of five years.

On November 25, 2020, the Company issued 1,578,946 additional warrants with the same terms and conditions as described above, following an amendment to the private placement agreement, for a total of 7,894,734 warrants (note 16). On December 30, 2020, the pre-funded warrants were fully exercised and 557,894 common shares were issued (note 19a).

The warrants outstanding as at December 31, 2021, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CAD)
	4,000	January 2023	$3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CAD	172,735		$84.33
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	7,894,734	November 2025	$5.50

On February 15, 2022, the 168,735 warrants having an exercise price of $15.21 were cancelled (note 33).